Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]

Intangible assets consisted of the follows:

	For the Year Ended December 31,
	2011	2010
Customer relationships	$4,453,912	$4,142,912
Less accumulated amortization	4,144,360	3,708,499

	$309,552	$434,413

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	As of December 31, 2011, estimated future amortization expense for the customer relationships is as follows:
2012	$175,000
2013	88,000
2014	47,000
$310,000